Inventories (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Current
Supplies and consumables	$ 15,570
Work in progress	482
Finished goods	5,476
Total current	21,528
Non-current
Supplies and consumables	300
Total non-current	300
Total inventories	$ 21,828